Note 31 - Loan Note Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
Loan note instruments - finance costs		2024	2023
Motapa loan notes		–	619
Solar loan notes	31.1	846	549
		846	1,168
Loan note instruments - financial liabilities		2024	2023
Solar loan notes	31.1	9,168	7,112
		9,168	7,112

Current		855	665
Non-current		8,313	6,447
		9,168	7,112
	2024	2023
Balance January 1	7,112	–
Amounts received	2,000	7,000
Transaction costs	(30)	(105)
Finance cost accrued	846	549
Repayment - finance cost paid	(760)	(332)
Balance December 31	9,168	7,112

Current	855	665
Non-current	8,313	6,447
	9,168	7,112